Provision for Loan Losses (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision for loan losses (Textual)
Specific reserve	$ 64,195,127	$ 5,020,771
Specific reserves rate, description	Charged as specific reserve with specific provision rates ranged from 10%-100% and1.5%-100%, respectively.
Valuation assets description	The assets values were generally 50% to 60% of the fair value of collateral and pledged assets. The valuation will be updated for the loan period over one year in case of renewals and repeat customers. However, China Lending Group's average loan term is less than 9.2 months, the value of the collateral and pledged assets, and guarantee backing the loans will be reviewed and monitored on a monthly basis through site visits.
Collateral [Member]
Provision for loan losses (Textual)
Percentage of loans	4.50%	3.40%
Pledged Asset [Member]
Provision for loan losses (Textual)
Percentage of loans	51.20%	41.90%
Guaranteed Backed [Member]
Provision for loan losses (Textual)
Percentage of loans	44.30%	54.70%